Related Party Loans - Schedule of Payables to Directors (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Lim Hooi Beng [Member]
Related Party Transaction [Line Items]
Payables to directors	$ 2,152,588	$ 2,225,387
Aw Jeen Rong [Member]
Related Party Transaction [Line Items]
Payables to directors	7,278	6,394
Directors [Member]
Related Party Transaction [Line Items]
Payables to directors	$ 2,159,866	$ 2,231,781